Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date (Detail)	12 Months Ended
Dec. 31, 2012
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.44%
Expected life (years)	10 years
Expected dividend yield
Volatility	54.90%
Beijing Joysee Technology Co., Ltd ("Joysee")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.58%
Expected life (years)	10 years
Expected dividend yield
Volatility	66.29%